IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	12 Months Ended
Mar. 31, 2024
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 11. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in thousands):

		Value as of March 31,
Project #	Description	2024	2023
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$—	$36,181
PORT 3 (IMM65)	Ovarian/Prostate Cancers	—	21,709
		—	57,890

Oncomer/Saugatuck	DNA Aptamers	—	178

Tarus:
PORT-6 & PORT-7	Adenosine Receptors	—	22,723
PORT-8	Adenosine Receptors	—	420
PORT-9	Adenosine Receptors	—	472
		—	23,615

In-process research and development		$—	$81,683

Deferred tax liability		$—	$13,195

As indicated in the goodwill discussion above, the Company identified external indicators of potential impairment as of March 31, 2024 and March 31, 2023. Pursuant to IAS 36, the Company evaluated the current capital markets, the increasing costs of capital, and the delays in the timing of asset development and concluded that provisions for impairment were required during the years ended March 31, 2024 and 2023 with respect to the iOx IPR&D and the Tarus IPR&D. During the year ended March 31, 2023, the Company recognized an impairment of $59.320 million with respect to the iOx assets, reducing the Company’s carrying value from $117.210 million to $57.890 million and an impairment of $4.585 million with respect to the Tarus assets, reducing the Company’s carrying value from $28.200 million to $23.615 million. During the year ended March 31, 2024, the Company recognized impairments aggregating $57.890 million with respect to the iOx assets, which represented full impairment and reduced the Company’s carrying value from $57.890 million to nil and an impairment of $23.615 million, which represented full impairment with respect to the Tarus assets and reduced the Company’s carrying value from $23.615 million to nil . As of March 31, 2024, the deferred tax liability in the U.K. was reduced to nil as a result of the IPR&D impairment losses recognized by iOx for financial statement purposes. Additionally, the Company derecognized deferred tax assets previously recognized, providing a full valuation reserve for the deferred tax assets.